BUSINESS COMBINATION (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Apr. 01, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	R$ 53,592,620	R$ 629,856	R$ 57,558,578
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	10,522,973	82,513	8,902,558
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	7,805,951	211,478	6,195,129
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	11,401,354	151,109	7,053,146
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,474,288	87,628	11,716,959
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 5,951,796	15,167	R$ 1,749,787
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings		81,961
Local Debt [Member]
IfrsStatementLineItems [Line Items]
Borrowings		556,079
Local Debt [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings		82,513
Local Debt [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings		176,201
Local Debt [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings		151,109
Local Debt [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings		49,128
Local Debt [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings		15,167
Local Debt [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings		81,961
Foreign Debt [Member]
IfrsStatementLineItems [Line Items]
Borrowings		73,777
Foreign Debt [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings		35,277
Foreign Debt [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings		R$ 38,500